Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income taxes

The following table displays a reconciliation from the U.S. statutory rate to the effective tax rate and the provision for (benefit from) income taxes for the years ended December 31, 2018 and 2017, respectively:

	December 31, 2018	December 31, 2017
Tax benefit at the US statutory rate of 21% and 34% for 2018 and 2017, respectively	$199,645	$506,081
State income tax benefit	44,017	68,916
Non-deductible expenses including non-deductible pre-merger losses	—	—
Change in valuation allowance	(243,662)	(574,997)
Total income tax benefit	$—	$0

Schedule of deferred tax assets

Deferred tax assets (liabilities) consisted of the following:

	December 31, 2018	December 31, 2017
Net operating loss carryforwards	$2,305,640	$1,354,949
Beneficial conversion feature accumulated amortization	13,791	13,791
Allowance for Doubtful Accounts	2,635	7,855
Valuation allowance	(2,322,066)	(1,376,595)
Total deferred tax assets	$—	$—